Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property Plant And Equipment [Abstract]
Accrual for capital expenditures	$ 2,292	$ 1,975
Depreciation Expenses	3,760	3,769	4,118
Impairment of property and equipment	$ 2,194